Schedule of Investments (unaudited)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
WPP Finance 2010, 3.75%, 09/19/24	$2,380	$2,299,937

Aerospace & Defense — 0.2%
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	773	756,148
3.85%, 12/15/26 (Call 09/15/26)	95	91,370
3.95%, 05/28/24 (Call 02/28/24)	85	83,607
Raytheon Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)	15	13,918
3.13%, 05/04/27 (Call 02/04/27)	15	14,075
3.50%, 03/15/27 (Call 12/15/26)	75	71,713
3.95%, 08/16/25 (Call 06/16/25)	433	425,280
		1,456,111
Agriculture — 0.8%
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	35	32,583
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	5,211	4,765,147
3.25%, 08/15/26 (Call 05/15/26)	3,015	2,826,201
3.75%, 09/25/27 (Call 06/25/27)	250	234,835
		7,858,766
Airlines — 0.1%
Southwest Airlines Co.
5.13%, 06/15/27 (Call 04/15/27)	20	20,174
5.25%, 05/04/25 (Call 04/04/25)(a)	570	573,397
		593,571
Apparel — 0.4%
NIKE Inc., 2.40%, 03/27/25 (Call 02/27/25)	468	448,634
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	1,212	1,175,192
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)(a)	383	374,582
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	20	18,604
4.25%, 04/01/25 (Call 01/01/25)	60	58,727
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	795	747,125
2.80%, 04/23/27 (Call 02/23/27)	1,215	1,108,043
		3,930,907
Auto Manufacturers — 1.6%
American Honda Finance Corp.
1.00%, 09/10/25	255	230,951
1.20%, 07/08/25(a)	309	282,769
1.30%, 09/09/26	80	71,015
2.15%, 09/10/24	1,007	961,635
2.30%, 09/09/26	180	164,698
2.35%, 01/08/27(a)	130	118,567
2.40%, 06/27/24(a)	426	410,093
2.90%, 02/16/24	399	389,444
3.55%, 01/12/24(a)	87	85,805
Cummins Inc., 0.75%, 09/01/25 (Call 08/01/25)	2,875	2,596,412
General Motors Co., 4.00%, 04/01/25	615	600,461
General Motors Financial Co. Inc.
1.50%, 06/10/26 (Call 05/10/26)	55	47,746
2.35%, 02/26/27 (Call 01/26/27)	970	854,298
2.75%, 06/20/25 (Call 05/20/25)	180	169,274
2.90%, 02/26/25 (Call 01/26/25)	1,002	946,690
4.00%, 01/15/25 (Call 10/15/24)	275	267,358
4.00%, 10/06/26 (Call 07/06/26)	65	61,094
4.30%, 07/13/25 (Call 04/13/25)(a)	97	94,115
4.35%, 04/09/25 (Call 02/09/25)	1,402	1,373,778
Security	Par (000)	Value

Auto Manufacturers (continued)
4.35%, 01/17/27 (Call 10/17/26)	$95	$91,178
5.00%, 04/09/27 (Call 03/09/27)	1,225	1,197,927
PACCAR Financial Corp.
1.80%, 02/06/25	25	23,600
2.15%, 08/15/24	80	76,442
Toyota Motor Corp., 2.36%, 07/02/24	100	96,470
Toyota Motor Credit Corp.
1.15%, 08/13/27(a)	560	479,657
1.80%, 02/13/25	283	266,696
1.90%, 01/13/27	160	143,733
2.00%, 10/07/24	227	216,063
2.90%, 04/17/24	138	134,500
3.00%, 04/01/25	678	653,422
3.05%, 03/22/27(a)	140	131,662
3.20%, 01/11/27	120	113,590
3.35%, 01/08/24	10	9,850
3.40%, 04/14/25	167	162,397
4.55%, 09/20/27	1,025	1,018,553
5.40%, 11/10/25	100	101,694
5.45%, 11/10/27	300	308,601
		14,952,238
Auto Parts & Equipment — 0.2%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25 (Call 02/18/23)	125	117,556
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	840	756,790
3.38%, 03/15/25 (Call 12/15/24)	439	423,446
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	731	715,422
		2,013,214
Banks — 34.0%
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23(a)	405	390,695
1.13%, 09/18/25	8,098	7,248,601
6.14%, 09/14/28 (Call 09/14/27)(b)	200	198,148
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(b)	265	225,555
1.85%, 03/25/26	1,572	1,388,107
2.71%, 06/27/24	170	163,394
2.75%, 05/28/25(a)	650	610,655
4.18%, 03/24/28 (Call 03/24/27)(b)	1,170	1,080,167
4.25%, 04/11/27	1,420	1,338,691
5.18%, 11/19/25	472	461,635
Bank of America Corp.
0.98%, 04/22/25 (Call 04/22/24), (1 day SOFR + 0.690%)(b)	65	60,824
0.98%, 09/25/25 (Call 09/25/24), (1 day SOFR + 0.910%)(a)(b)	515	472,296
1.20%, 10/24/26 (Call 10/24/25), (1 day SOFR + 1.010%)(b)	160	142,000
1.32%, 06/19/26 (Call 06/19/25), (1 day SOFR + 1.150%)(b)	745	671,528
1.53%, 12/06/25 (Call 12/06/24), (1 day SOFR + 0.650%)(b)	5	4,592
1.73%, 07/22/27 (Call 07/22/26), (1 day SOFR + 0.960%)(b)	2,456	2,152,144
1.84%, 02/04/25 (Call 02/04/24), (1 day SOFR + 0.670%)(b)	5	4,773
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(b)	4,550	4,216,439
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(b)	915	860,859

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.55%, 02/04/28 (Call 02/04/27), (1 day SOFR + 1.050%)(b)	$635	$567,861
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(b)	558	532,349
3.25%, 10/21/27 (Call 10/21/26)(a)	5	4,618
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(b)	587	561,125
3.38%, 04/02/26 (Call 04/02/25), (1 day SOFR + 1.330%)(b)	280	266,549
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(b)	1,131	1,101,311
3.50%, 04/19/26	119	114,151
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(b)	325	306,742
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(b)	1,070	992,318
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(b)	2,220	2,068,907
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(b)	1,810	1,703,065
3.88%, 08/01/25	466	459,681
4.00%, 04/01/24	101	100,230
4.00%, 01/22/25	274	268,720
4.13%, 01/22/24	181	179,751
4.20%, 08/26/24	854	842,146
4.25%, 10/22/26	125	122,489
4.38%, 04/27/28 (Call 04/27/27), (1 day SOFR + 1.580%)(b)	1,485	1,424,709
4.45%, 03/03/26	365	359,708
4.95%, 07/22/28 (Call 07/22/27)(b)	1,055	1,034,427
Series L, 3.95%, 04/21/25	857	838,000
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1 day SOFR + 0.910%)(b)	1,128	999,498
Bank of Montreal
0.45%, 12/08/23(a)	105	100,459
0.63%, 07/09/24	255	237,969
0.95%, 01/22/27 (Call 01/22/26), (1 day SOFR + 0.603%)(b)	2,495	2,210,021
1.25%, 09/15/26	2,040	1,791,875
1.50%, 01/10/25	250	233,223
1.85%, 05/01/25(a)	362	338,293
2.50%, 06/28/24	1,467	1,412,090
2.65%, 03/08/27(a)	25	22,917
3.70%, 06/07/25	220	214,361
4.34%, 10/05/28 (Call 10/05/23)(b)	850	831,368
Series E, 3.30%, 02/05/24	2,874	2,822,728
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	140	124,639
1.05%, 10/15/26 (Call 09/15/26)	75	65,544
1.60%, 04/24/25 (Call 03/24/25)	1,955	1,815,804
2.05%, 01/26/27 (Call 12/26/26)	170	153,360
2.10%, 10/24/24	678	647,537
2.45%, 08/17/26 (Call 05/17/26)	165	152,932
2.80%, 05/04/26 (Call 02/04/26)	110	103,886
3.25%, 09/11/24 (Call 08/11/24)	546	531,870
3.40%, 05/15/24 (Call 04/15/24)	438	429,827
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(b)	245	230,601
3.95%, 11/18/25 (Call 10/18/25)	220	216,546
3.99%, 06/13/28 (Call 06/13/27)(b)	50	48,055
Security	Par (000)	Value

Banks (continued)
5.22%, 11/21/25	$380	$380,133
5.80%, 10/25/28(a)	100	103,751
Series 12, 3.65%, 02/04/24 (Call 01/05/24)(a)	1,005	992,367
Series G, 3.00%, 02/24/25 (Call 01/24/25)	280	270,519
Bank of Nova Scotia (The)
0.65%, 07/31/24	275	255,767
0.70%, 04/15/24	222	209,271
1.05%, 03/02/26	8,080	7,161,546
1.30%, 06/11/25(a)	1,761	1,611,790
1.30%, 09/15/26	4,370	3,842,148
1.35%, 06/24/26	2,465	2,192,322
1.45%, 01/10/25	55	51,211
1.95%, 02/02/27	350	312,466
2.20%, 02/03/25	3,814	3,596,526
2.44%, 03/11/24	705	682,334
2.70%, 08/03/26	1,260	1,172,745
2.95%, 03/11/27	220	203,117
3.40%, 02/11/24	2,386	2,344,889
3.45%, 04/11/25	70	67,737
4.50%, 12/16/25	25	24,687
5.25%, 12/06/24 (Call 12/27/22)	300	299,724
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (3 mo. SOFR + 2.090%)(b)	1,585	1,354,351
Barclays Bank PLC, 3.75%, 05/15/24	157	153,993
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26)(b)	2,355	2,028,032
2.85%, 05/07/26 (Call 05/07/25), (1 day SOFR + 2.714%)(b)	805	742,138
3.65%, 03/16/25	335	319,536
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(b)	1,920	1,852,166
4.38%, 09/11/24	205	201,205
4.38%, 01/12/26(a)	1,495	1,439,311
5.20%, 05/12/26	1,005	974,508
5.30%, 08/09/26 (Call 08/09/25)(b)	50	49,144
7.33%, 11/02/26 (Call 11/02/25)(b)	500	513,600
7.39%, 11/02/28 (Call 11/02/27)(b)	500	517,425
BNP Paribas SA, 4.25%, 10/15/24(a)	1,140	1,113,096
BPCE SA
3.38%, 12/02/26	60	56,378
4.00%, 04/15/24	1,255	1,233,489
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(b)	175	164,761
Canadian Imperial Bank of Commerce
0.95%, 10/23/25(a)	775	695,717
1.00%, 10/18/24(a)	105	97,657
1.25%, 06/22/26 (Call 05/22/26)	470	413,877
2.25%, 01/28/25	2,013	1,900,735
3.10%, 04/02/24(a)	2,148	2,095,739
3.30%, 04/07/25	120	115,838
3.45%, 04/07/27	375	353,438
3.95%, 08/04/25	370	360,195
Citibank NA, 3.65%, 01/23/24 (Call 12/23/23)(a)	276	272,440
Citigroup Inc.
0.98%, 05/01/25 (Call 05/01/24), (1 day SOFR + 0.669%)(b)	205	191,212
1.12%, 01/28/27 (Call 01/28/26), (1 day SOFR + 0.765%)(b)	3,165	2,762,222
1.28%, 11/03/25 (Call 11/03/24), (1 day SOFR + 0.528%)(b)	102	93,517

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.46%, 06/09/27 (Call 06/09/26), (1 day SOFR + 0.770%)(b)	$1,465	$1,275,370
3.07%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.280%)(b)	1,705	1,551,107
3.11%, 04/08/26 (Call 04/08/25), (1 day SOFR + 2.842%)(b)	1,632	1,547,577
3.20%, 10/21/26 (Call 07/21/26)	80	74,757
3.29%, 03/17/26 (Call 03/17/25), (1 day SOFR + 1.528%)(b)	10	9,521
3.30%, 04/27/25(a)	563	545,671
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(b)	1,066	1,030,961
3.40%, 05/01/26	220	209,706
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(b)	800	734,384
3.70%, 01/12/26	2,015	1,936,435
3.75%, 06/16/24	271	267,157
3.88%, 03/26/25	305	297,704
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(b)	1,330	1,254,616
4.00%, 08/05/24(a)	149	146,096
4.14%, 05/24/25 (Call 05/24/24), (1 day SOFR + 1.372%)(b)	210	205,995
4.30%, 11/20/26(a)	25	24,446
4.40%, 06/10/25	1,223	1,202,967
4.45%, 09/29/27	1,035	996,933
4.60%, 03/09/26	490	483,047
4.66%, 05/24/28 (Call 05/24/27), (1 day SOFR + 1.887%)(b)	680	662,204
5.50%, 09/13/25	642	652,843
Citizens Bank NA/Providence RI, 2.25%, 04/28/25 (Call 03/28/25)	332	309,474
Citizens Financial Group Inc., 2.85%, 07/27/26 (Call 04/27/26)	7	6,507
Comerica Bank
2.50%, 07/23/24	864	826,926
4.00%, 07/27/25	290	281,213
Cooperatieve Rabobank UA, 4.38%, 08/04/25	260	252,860
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25	15	14,564
Credit Suisse AG/New York NY
2.95%, 04/09/25	240	214,634
3.63%, 09/09/24	455	421,462
Credit Suisse Group AG
3.75%, 03/26/25	464	411,220
4.55%, 04/17/26	640	563,936
Deutsche Bank AG
4.10%, 01/13/26	530	508,858
4.50%, 04/01/25	5	4,732
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	709	695,153
Deutsche Bank AG/New York NY 1.69%, 03/19/26(a)	155	137,976
2.13%, 11/24/26 (Call 11/24/25), (1 day SOFR + 1.870%)(b)	2,265	1,982,464
2.31%, 11/16/27 (Call 11/16/26), (1 day SOFR + 1.219%)(b)	655	547,763
2.55%, 01/07/28 (Call 01/07/27), (1 day SOFR + 1.318%)(b)	1,535	1,286,959
3.70%, 05/30/24	471	458,047
3.96%, 11/26/25 (Call 11/26/24), (1 day SOFR + 2.581%)(b)	2,385	2,252,752
Security	Par (000)	Value

Banks (continued)
4.10%, 01/13/26	$953	$911,106
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	299	282,800
3.45%, 07/27/26 (Call 04/27/26)	5	4,605
4.25%, 03/13/26	5	4,761
4.68%, 08/09/28 (Call 08/09/23)(b)	1,132	1,089,233
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (1 day SOFR + 0.685%)(b)	5	4,426
4.06%, 04/25/28 (Call 04/25/27)(b)	30	28,170
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)(a)	357	344,830
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (1 day SOFR + 0.609%)(b)	265	238,529
1.09%, 12/09/26 (Call 12/09/25), (1 day SOFR + 0.789%)(b)	275	242,193
1.43%, 03/09/27 (Call 03/09/26), (1 day SOFR + 0.798%)(b)	2,652	2,332,275
1.54%, 09/10/27 (Call 09/10/26), (1 day SOFR + 0.818%)(b)	1,370	1,183,927
1.76%, 01/24/25 (Call 01/24/24), (1 day SOFR + 0.730%)(b)	370	352,714
1.95%, 10/21/27 (Call 10/21/26), (1 day SOFR + 0.913%)(b)	3,355	2,939,181
2.64%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.114%)(b)	2,230	1,992,951
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(b)	2,142	2,062,789
3.50%, 01/23/25 (Call 10/23/24)	161	156,542
3.50%, 04/01/25 (Call 03/01/25)	199	192,805
3.50%, 11/16/26 (Call 11/16/25)	40	38,056
3.62%, 03/15/28 (Call 03/15/27), (1 day SOFR + 1.846%)(b)	670	622,946
3.63%, 02/20/24 (Call 01/20/24)	850	836,825
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(b)	1,165	1,090,184
3.75%, 05/22/25 (Call 02/22/25)	346	336,734
3.75%, 02/25/26 (Call 11/25/25)	20	19,326
3.85%, 07/08/24 (Call 04/08/24)	408	402,447
3.85%, 01/26/27 (Call 01/26/26)	50	48,064
4.00%, 03/03/24	1,400	1,382,472
4.25%, 10/21/25(a)	385	377,739
4.48%, 08/23/28 (Call 08/23/27)(b)	10	9,601
5.95%, 01/15/27	90	93,641
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (1 day SOFR + 0.708%)(b)	350	322,221
1.59%, 05/24/27 (Call 05/24/26), (1 day SOFR + 1.290%)(b)	3,395	2,910,160
1.65%, 04/18/26 (Call 04/18/25), (1 day SOFR + 1.538%)(b)	1,085	977,889
2.10%, 06/04/26 (Call 06/04/25), (1 day SOFR + 1.929%)(a)(b)	1,265	1,145,900
2.25%, 11/22/27 (Call 11/22/26), (1 day SOFR + 1.100%)(b)	490	422,596
2.63%, 11/07/25 (Call 11/07/24), (1 day SOFR + 1.401%)(b)	695	647,274
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(b)	1,910	1,849,644
3.90%, 05/25/26	3,602	3,434,867

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(b)	$345	$316,544
4.18%, 12/09/25 (Call 12/09/24)(b)	400	385,344
4.25%, 03/14/24	280	275,556
4.25%, 08/18/25	404	388,826
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(b)	1,445	1,376,030
4.30%, 03/08/26	265	257,850
4.38%, 11/23/26	545	523,189
4.76%, 06/09/28 (Call 06/09/27)(b)	550	520,305
7.34%, 11/03/26 (Call 11/03/25)(b)	1,200	1,252,668
7.39%, 11/03/28 (Call 11/03/27)(b)	495	519,156
HSBC USA Inc.
3.50%, 06/23/24	225	219,686
3.75%, 05/24/24	360	353,664
Huntington Bancshares Inc., 4.44%, 08/04/28 (Call 08/04/27)(b)	260	245,201
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	1,105	1,058,899
4.00%, 05/15/25 (Call 04/15/25)(a)	880	857,560
Huntington National Bank (The)
4.01%, 05/16/25 (Call 05/16/24)(b)	50	48,953
4.55%, 05/17/28 (Call 05/17/27)(a)(b)	1,800	1,750,428
5.70%, 11/18/25 (Call 11/18/24)(b)	1,000	1,001,470
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (1 day SOFR + 1.005%)(a)(b)	2,835	2,497,947
3.55%, 04/09/24	1,647	1,611,178
3.87%, 03/28/26 (Call 03/28/25), (1 day SOFR + 1.640%)(b)	200	191,990
3.95%, 03/29/27	480	455,256
4.02%, 03/28/28 (Call 03/28/27), (1 day SOFR + 1.830%)(b)	170	158,642
Intesa Sanpaolo SpA, 5.25%, 01/12/24	7,090	6,989,464
JPMorgan Chase & Co.
0.77%, 08/09/25 (Call 08/09/24), (1 day SOFR + 0.490%)(b)	102	94,118
0.97%, 06/23/25 (Call 06/23/24), (3 mo. SOFR + 0.580%)(b)	2	1,861
1.04%, 02/04/27 (Call 02/04/26), (3 mo. SOFR + 0.695%)(b)	790	688,248
1.05%, 11/19/26 (Call 11/19/25), (1 day SOFR + 0.800%)(b)	240	211,654
1.47%, 09/22/27 (Call 09/22/26), (1 day SOFR + 0.765%)(b)	2,725	2,363,311
1.56%, 12/10/25 (Call 12/10/24), (1 day SOFR + 0.605%)(b)	7	6,466
1.58%, 04/22/27 (Call 04/22/26), (1 day SOFR + 0.885%)(b)	595	524,963
2.01%, 03/13/26 (Call 03/13/25), (3 mo. SOFR + 1.585%)(b)	2,565	2,382,654
2.08%, 04/22/26 (Call 04/22/25), (1 day SOFR + 1.850%)(b)	3,797	3,526,502
2.30%, 10/15/25 (Call 10/15/24), (1 day SOFR + 1.160%)(b)	249	234,951
2.60%, 02/24/26 (Call 02/24/25), (1 day SOFR + 0.915%)(b)	280	263,998
2.95%, 10/01/26 (Call 07/01/26)	5	4,735
2.95%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.170%)(b)	460	418,204
Security	Par (000)	Value

Banks (continued)
3.13%, 01/23/25 (Call 10/23/24)	$264	$256,471
3.20%, 06/15/26 (Call 03/15/26)	110	104,787
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(b)	165	160,624
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(b)	70	65,035
3.63%, 05/13/24(a)	458	450,993
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(b)	2,050	1,931,879
3.88%, 02/01/24	43	42,600
3.88%, 09/10/24	446	439,123
3.90%, 07/15/25 (Call 04/15/25)	186	183,350
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(b)	55	52,868
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(a)(b)	700	691,411
4.08%, 04/26/26 (Call 04/26/25), (1 day SOFR + 1.320%)(b)	295	287,507
4.13%, 12/15/26	40	39,134
4.32%, 04/26/28 (Call 04/26/27), (1 day SOFR + 1.560%)(b)	3,490	3,346,666
4.85%, 07/25/28 (Call 07/25/27)(b)	2,345	2,295,567
7.63%, 10/15/26	30	33,152
7.75%, 07/15/25	35	37,784
8.00%, 04/29/27	130	146,448
KeyBank NA/Cleveland OH, 3.30%, 06/01/25	250	240,900
KeyCorp, 2.25%, 04/06/27	5	4,452
Lloyds Bank PLC, 3.50%, 05/14/25	700	674,506
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(b)	635	547,611
2.44%, 02/05/26 (Call 02/05/25)(a)(b)	2,200	2,034,274
3.87%, 07/09/25 (Call 07/09/24)(b)	456	439,789
3.90%, 03/12/24	745	730,987
4.45%, 05/08/25	460	449,701
4.50%, 11/04/24	612	597,312
4.58%, 12/10/25	1,762	1,668,438
4.65%, 03/24/26	3,070	2,923,162
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24)(b)	5	4,637
1.41%, 07/17/25	465	422,532
1.64%, 10/13/27 (Call 10/13/26)(b)	55	47,678
2.19%, 02/25/25	1,500	1,408,740
2.34%, 01/19/28 (Call 01/19/27)(b)	855	756,641
2.80%, 07/18/24	260	249,974
3.29%, 07/25/27	30	27,739
3.41%, 03/07/24	140	137,140
3.78%, 03/02/25	138	134,540
4.08%, 04/19/28 (Call 04/19/27)(b)	1,110	1,049,860
4.79%, 07/18/25 (Call 07/18/24)(b)	260	257,231
5.06%, 09/12/25 (Call 09/12/24)(b)	475	471,642
5.35%, 09/13/28 (Call 09/13/27)(b)	455	453,771
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26)(b)	1,080	934,794
1.55%, 07/09/27 (Call 07/09/26)(b)	50	43,581
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(b)	1,375	1,263,886
2.56%, 09/13/25 (Call 09/13/24), (1 day SOFR + 1.362%)(b)	940	887,661
2.84%, 07/16/25 (Call 07/16/24), (1 day SOFR + 1.242%)(b)	372	354,315

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24), (1 day SOFR + 0.509%)(b)	$105	$98,732
0.79%, 05/30/25 (Call 05/30/24), (1 day SOFR + 0.525%)(b)	290	268,589
0.99%, 12/10/26 (Call 12/10/25), (1 day SOFR + 0.720%)(b)	4,067	3,565,783
1.16%, 10/21/25 (Call 10/21/24), (1 day SOFR + 0.560%)(b)	7	6,408
1.51%, 07/20/27 (Call 07/20/26), (1 day SOFR + 0.858%)(b)	2,940	2,559,329
1.59%, 05/04/27 (Call 05/04/26), (1 day SOFR + 0.879%)(b)	4,330	3,813,604
2.19%, 04/28/26 (Call 04/28/25), (1 day SOFR + 1.990%)(b)	1,913	1,778,918
2.48%, 01/21/28 (Call 01/21/27), (1 day SOFR + 1.000%)(b)	1,940	1,728,618
2.63%, 02/18/26 (Call 02/18/25), (1 day SOFR + 0.940%)(b)	595	559,663
2.72%, 07/22/25 (Call 07/22/24), (1 day SOFR + 1.152%)(b)	1,797	1,713,619
3.13%, 07/27/26	2,075	1,947,242
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(b)	130	119,986
3.62%, 04/17/25 (Call 04/17/24), (1 day SOFR + 1.160%)(b)	380	370,333
3.63%, 01/20/27	195	185,443
3.70%, 10/23/24	1,932	1,890,887
3.88%, 01/27/26	2,596	2,518,483
3.95%, 04/23/27	25	24,093
4.00%, 07/23/25	919	900,179
4.21%, 04/20/28 (Call 04/20/27), (1 day SOFR + 1.610%)(b)	720	686,045
4.35%, 09/08/26	320	312,595
4.68%, 07/17/26 (Call 07/17/25)(b)	425	420,027
5.00%, 11/24/25	1,053	1,055,264
6.25%, 08/09/26(a)	195	206,770
Series F, 3.88%, 04/29/24	1,361	1,339,088
Series I, 0.86%, 10/21/25 (Call 10/21/24), (1 day SOFR + 0.745%)(b)	628	574,714
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(b)	500	476,935
0.75%, 08/06/24	250	231,623
3.75%, 06/09/25 (Call 06/09/24)(b)	4,075	3,961,756
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(a)(b)	2,050	1,760,827
3.07%, 05/22/28 (Call 05/22/27)(b)	1,875	1,659,656
3.75%, 11/01/29 (Call 11/01/24)(b)	801	739,115
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(b)	1,587	1,540,691
4.80%, 04/05/26	1,440	1,407,168
5.52%, 09/30/28 (Call 09/30/27)(a)(b)	405	396,511
Northern Trust Corp.
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(b)	80	72,683
3.95%, 10/30/25	488	480,353
4.00%, 05/10/27 (Call 04/10/27)(a)	95	93,256
PNC Bank NA
2.95%, 02/23/25 (Call 01/24/25)	135	129,797
3.10%, 10/25/27 (Call 09/25/27)	500	469,760
Security	Par (000)	Value

Banks (continued)
3.25%, 06/01/25 (Call 05/02/25)	$342	$330,471
3.30%, 10/30/24 (Call 09/30/24)	259	251,722
3.88%, 04/10/25 (Call 03/10/25)	2,202	2,143,317
2.50%, 08/27/24 (Call 07/27/24)	2,590	2,491,528
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	50	43,890
2.20%, 11/01/24 (Call 10/02/24)	783	746,230
2.60%, 07/23/26 (Call 05/23/26)	140	130,040
3.15%, 05/19/27 (Call 04/19/27)(a)	800	744,064
3.50%, 01/23/24 (Call 12/23/23)	1,412	1,390,467
3.90%, 04/29/24 (Call 03/29/24)	431	425,410
5.35%, 12/02/28	405	407,969
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	1,310	1,226,776
Royal Bank of Canada
0.88%, 01/20/26	105	93,326
1.15%, 06/10/25	998	913,709
1.15%, 07/14/26	150	132,090
1.20%, 04/27/26	185	164,644
1.40%, 11/02/26	165	145,251
2.05%, 01/21/27	215	193,208
2.25%, 11/01/24	1,095	1,042,758
2.55%, 07/16/24	1,225	1,180,349
3.63%, 05/04/27	110	104,683
4.65%, 01/27/26	45	44,552
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1 day SOFR + 1.249%)(a)(b)	2,540	2,204,339
3.24%, 10/05/26 (Call 08/05/26)	235	217,702
3.45%, 06/02/25 (Call 05/02/25)	750	715,462
3.50%, 06/07/24 (Call 05/07/24)	458	444,549
4.26%, 06/09/25 (Call 06/09/24)(b)	50	48,408
4.50%, 07/17/25 (Call 04/17/25)(a)	860	843,411
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (1 day SOFR + 0.787%)(b)	50	46,433
1.53%, 08/21/26 (Call 08/21/25)(b)	355	312,396
1.67%, 06/14/27 (Call 06/14/26), (1 day SOFR + 0.989%)(b)	460	389,266
2.47%, 01/11/28 (Call 01/11/27), (1 day SOFR + 1.220%)(b)	2,350	2,002,012
Santander UK PLC
2.88%, 06/18/24	30	28,929
4.00%, 03/13/24	66	65,084
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1 day SOFR + 0.560%)(b)	130	115,229
2.20%, 02/07/28 (Call 02/07/27), (1 day SOFR + 0.730%)(b)	55	49,370
2.35%, 11/01/25 (Call 11/01/24), (1 day SOFR + 0.940%)(b)	2,467	2,336,027
2.65%, 05/19/26	130	122,823
2.90%, 03/30/26 (Call 03/30/25), (1 day SOFR + 2.600%)(b)	230	218,525
3.30%, 12/16/24	923	902,823
3.55%, 08/18/25	2,590	2,522,479
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(b)	305	301,297
5.75%, 11/04/26	30	30,643
5.82%, 11/04/28	115	118,894

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24(a)	$250	$243,230
3.65%, 07/23/25(a)	260	250,588
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	195	170,102
1.47%, 07/08/25	1,680	1,531,807
2.17%, 01/14/27	200	177,748
2.35%, 01/15/25	1,895	1,791,192
2.45%, 09/27/24	1,360	1,293,659
2.70%, 07/16/24	865	829,077
3.01%, 10/19/26(a)	25	23,162
3.35%, 10/18/27	550	507,507
3.36%, 07/12/27	125	115,806
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	85	73,892
3.50%, 01/29/25(a)	409	393,474
4.35%, 04/29/28 (Call 04/29/27)(b)	845	799,852
Synchrony Bank, 5.63%, 08/23/27 (Call 07/23/27)	510	493,746
Toronto-Dominion Bank (The)
0.70%, 09/10/24	117	108,584
0.75%, 09/11/25	305	272,783
0.75%, 01/06/26	200	176,582
1.15%, 06/12/25	1,354	1,234,076
1.20%, 06/03/26	400	353,476
1.25%, 09/10/26	4,215	3,705,744
1.45%, 01/10/25	140	130,616
1.95%, 01/12/27	50	44,750
2.35%, 03/08/24	640	619,590
2.65%, 06/12/24	3,082	2,978,753
2.80%, 03/10/27	730	671,695
3.25%, 03/11/24	1,436	1,406,605
3.63%, 09/15/31 (Call 09/15/26)(b)	820	757,016
3.77%, 06/06/25	70	68,094
4.11%, 06/08/27	130	125,858
4.69%, 09/15/27	60	59,389
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	50	46,342
2.15%, 12/06/24 (Call 11/05/24)	234	222,447
2.64%, 09/17/29 (Call 09/17/24)(b)	606	565,889
3.20%, 04/01/24 (Call 03/01/24)	57	55,762
3.30%, 05/15/26 (Call 04/15/26)	210	197,039
3.63%, 09/16/25 (Call 08/16/25)	322	309,278
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	110	93,030
1.20%, 08/05/25 (Call 07/03/25)	65	59,142
1.27%, 03/02/27 (Call 03/02/26), (1 day SOFR + 0.609%)(b)	575	509,835
2.50%, 08/01/24 (Call 07/01/24)	240	230,669
2.85%, 10/26/24 (Call 09/26/24)	189	182,393
3.70%, 06/05/25 (Call 05/05/25)	99	96,377
4.00%, 05/01/25 (Call 03/01/25)(a)	232	227,989
4.12%, 06/06/28 (Call 06/06/27)(a)(b)	10	9,476
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)(a)	170	157,852
2.40%, 07/30/24 (Call 06/28/24)(a)	80	77,238
3.60%, 09/11/24 (Call 08/11/24)(a)	58	57,043
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	127	120,214
2.80%, 01/27/25 (Call 12/27/24)(a)	117	112,862
Security	Par (000)	Value

Banks (continued)
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (1 day SOFR + 2.360%)(b)	$270	$240,451
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27), (1 day SOFR + 2.100%)(b)	1,385	1,224,423
3.00%, 10/23/26	5	4,670
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(b)	100	93,097
3.53%, 03/24/28 (Call 03/24/27), (1 day SOFR + 1.510%)(b)	235	218,357
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(b)	714	663,092
4.30%, 07/22/27	275	265,774
4.81%, 07/25/28 (Call 07/25/27)(b)	3,875	3,784,519
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (1 day SOFR + 2.250%)(b)	635	538,556
Westpac Banking Corp.
1.15%, 06/03/26	360	319,464
2.35%, 02/19/25	735	698,147
2.85%, 05/13/26	325	306,443
2.89%, 02/04/30 (Call 02/04/25)(b)	1,626	1,480,164
3.35%, 03/08/27	90	85,486
4.32%, 11/23/31 (Call 11/23/26)(a)(b)	155	141,320
5.46%, 11/18/27	700	720,503
		326,466,811
Beverages — 3.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	295	286,457
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	55	53,788
Coca-Cola Co. (The)
1.45%, 06/01/27	1,060	943,453
1.75%, 09/06/24	184	176,559
2.90%, 05/25/27	85	80,735
3.38%, 03/25/27(a)	1,805	1,749,839
Constellation Brands Inc., 4.35%, 05/09/27 (Call 04/09/27)	55	53,741
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	5,550	5,086,075
2.13%, 10/24/24 (Call 09/24/24)	4,850	4,614,629
5.20%, 10/24/25	500	507,035
5.30%, 10/24/27	1,215	1,252,143
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	65	59,703
3.13%, 12/15/23 (Call 10/15/23)	195	191,231
3.43%, 06/15/27 (Call 03/15/27)	1,685	1,582,771
4.42%, 05/25/25 (Call 03/25/25)	221	220,551
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)(a)	10,189	9,565,739
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	450	429,984
2.38%, 10/06/26 (Call 07/06/26)	190	178,167
2.63%, 03/19/27 (Call 01/19/27)	1,575	1,469,522
2.75%, 04/30/25 (Call 01/30/25)	476	457,350
2.85%, 02/24/26 (Call 11/24/25)	170	163,248
3.50%, 07/17/25 (Call 04/17/25)	1,806	1,769,808
3.60%, 03/01/24 (Call 12/01/23)	244	240,935
		31,133,463
Biotechnology — 1.1%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	552	520,801
2.20%, 02/21/27 (Call 12/21/26)	200	182,006

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
2.60%, 08/19/26 (Call 05/19/26)	$220	$204,917
3.13%, 05/01/25 (Call 02/01/25)	536	518,677
3.63%, 05/22/24 (Call 02/22/24)	2,242	2,207,092
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	200	196,638
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	962	937,815
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	700	596,750
2.95%, 03/01/27 (Call 12/01/26)(a)	825	772,043
3.50%, 02/01/25 (Call 11/01/24)	854	834,016
3.65%, 03/01/26 (Call 12/01/25)	740	718,007
3.70%, 04/01/24 (Call 01/01/24)	2,646	2,604,617
		10,293,379
Building Materials — 1.3%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	445	420,254
2.49%, 02/15/27 (Call 12/15/26)	1,305	1,184,418
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)	553	536,111
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(c)	2,950	2,893,331
3.90%, 02/14/26 (Call 11/14/25)	4,277	4,178,030
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	625	566,375
1.70%, 08/01/27 (Call 06/01/27)	1,085	931,310
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)(a)	238	234,639
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)(a)	862	810,849
4.20%, 12/01/24 (Call 09/01/24)	544	535,530
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	65	64,504
		12,355,351
Chemicals — 1.8%
Air Products and Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)	175	171,288
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	30	24,893
3.50%, 05/08/24 (Call 04/08/24)(a)	284	275,804
6.05%, 03/15/25	52	51,749
6.17%, 07/15/27 (Call 06/15/27)	1,045	1,023,483
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	43	42,010
Ecolab Inc.
0.90%, 12/15/23 (Call 01/03/23)	115	110,392
1.65%, 02/01/27 (Call 01/01/27)	6,760	6,017,008
2.70%, 11/01/26 (Call 08/01/26)	3,930	3,672,899
5.25%, 01/15/28	440	449,640
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	504	466,936
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	55	54,236
Linde Inc., 4.80%, 12/05/24	100	100,271
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	760	730,611
4.70%, 12/05/25 (Call 12/27/22)	400	399,568
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	305	306,147
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	75	71,662
4.00%, 12/15/26 (Call 09/15/26)	390	374,997
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	1,736	1,547,557
2.40%, 08/15/24 (Call 07/15/24)	601	575,169
Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	$235	$228,834
3.45%, 08/01/25 (Call 05/01/25)	165	158,956
3.45%, 06/01/27 (Call 03/01/27)	5	4,699
		16,858,809
Commercial Services — 1.5%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	8,292	8,093,075
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	337	335,841
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)	1,550	1,331,388
Moody’s Corp.
3.75%, 03/24/25 (Call 02/24/25)	45	43,906
4.88%, 02/15/24 (Call 11/15/23)(a)	170	169,682
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	3,049	2,836,759
2.65%, 10/01/26 (Call 08/01/26)	145	134,912
Quanta Services Inc., 0.95%, 10/01/24 (Call 01/03/23)	50	45,790
S&P Global Inc., 2.45%, 03/01/27 (Call 02/01/27)(d)	1,405	1,293,401
		14,284,754
Computers — 2.6%
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)	295	291,849
6.02%, 06/15/26 (Call 03/15/26)	840	858,052
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)	80	70,664
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)(a)	905	863,252
1.75%, 04/01/26 (Call 03/01/26)(a)	972	883,004
4.90%, 10/15/25 (Call 07/15/25)	2,878	2,874,805
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	175	153,599
2.20%, 06/17/25 (Call 05/17/25)	2,338	2,182,102
3.00%, 06/17/27 (Call 04/17/27)(a)	200	183,286
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)(a)	50	44,108
2.20%, 02/09/27 (Call 01/09/27)	15	13,594
3.00%, 05/15/24	5,465	5,329,413
3.30%, 05/15/26	655	625,453
3.30%, 01/27/27	255	242,041
3.45%, 02/19/26	4,925	4,741,692
3.63%, 02/12/24	1,791	1,766,177
7.00%, 10/30/25(a)	2,275	2,419,099
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	496	477,623
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(a)	665	626,197
		24,646,010
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.10%, 08/15/27 (Call 07/15/27)	2,495	2,396,947
3.25%, 03/15/24(a)	1,883	1,853,776
Procter & Gamble Co. (The)
2.80%, 03/25/27	55	51,846
2.85%, 08/11/27	5	4,722
Unilever Capital Corp.
2.60%, 05/05/24 (Call 03/05/24)	336	326,286
2.90%, 05/05/27 (Call 02/05/27)	15	14,081
3.10%, 07/30/25	102	98,389
3.25%, 03/07/24 (Call 02/07/24)	342	336,302
3.38%, 03/22/25 (Call 01/22/25)	200	195,228
		5,277,577

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale — 0.3%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	$3,121	$2,937,298

Diversified Financial Services — 6.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	2,285	2,016,193
2.45%, 10/29/26 (Call 09/29/26)	1,435	1,253,688
2.88%, 08/14/24 (Call 07/14/24)(a)	653	617,764
3.15%, 02/15/24 (Call 01/15/24)	157	151,401
3.50%, 01/15/25 (Call 11/15/24)	899	857,547
4.45%, 10/01/25 (Call 08/01/25)	585	561,998
4.45%, 04/03/26 (Call 02/03/26)	785	751,269
4.88%, 01/16/24 (Call 12/16/23)	237	233,139
6.50%, 07/15/25 (Call 06/15/25)	632	635,862
Affiliated Managers Group Inc.
3.50%, 08/01/25(a)	35	33,698
4.25%, 02/15/24	145	143,594
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	145	127,084
2.20%, 01/15/27 (Call 12/15/26)(a)	975	851,779
2.30%, 02/01/25 (Call 01/01/25)	765	712,781
2.88%, 01/15/26 (Call 12/15/25)(a)	703	647,758
3.25%, 03/01/25 (Call 01/01/25)	654	620,201
3.38%, 07/01/25 (Call 06/01/25)(a)	156	147,252
3.63%, 04/01/27 (Call 01/01/27)	85	78,048
4.25%, 02/01/24 (Call 01/01/24)	388	381,051
4.25%, 09/15/24 (Call 06/15/24)	306	301,083
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	306	295,048
4.25%, 06/15/26 (Call 04/15/26)	1,690	1,575,519
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	902	878,151
4.63%, 03/30/25	343	338,088
4.75%, 06/09/27 (Call 05/09/27)(a)	720	681,631
5.13%, 09/30/24	1,360	1,349,555
5.80%, 05/01/25 (Call 04/01/25)(a)	165	165,848
7.10%, 11/15/27	400	410,716
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	80	71,182
2.50%, 07/30/24 (Call 06/30/24)	2,620	2,527,042
2.55%, 03/04/27 (Call 02/01/27)	480	436,445
3.00%, 10/30/24 (Call 09/29/24)	1,945	1,886,339
3.13%, 05/20/26 (Call 04/20/26)	778	737,031
3.30%, 05/03/27 (Call 04/03/27)	420	393,267
3.40%, 02/22/24 (Call 01/22/24)	1,836	1,805,614
3.63%, 12/05/24 (Call 11/04/24)(a)	479	468,462
4.20%, 11/06/25 (Call 10/06/25)	352	348,181
5.85%, 11/05/27 (Call 10/05/27)	825	856,911
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	70	65,951
Ameriprise Financial Inc.
3.00%, 04/02/25 (Call 03/02/25)	1,074	1,032,544
3.70%, 10/15/24(a)	284	277,752
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)	82	78,295
Brookfield Finance Inc.
4.00%, 04/01/24 (Call 02/01/24)	1,106	1,088,437
4.25%, 06/02/26 (Call 03/02/26)	282	274,462
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (1 day SOFR + 0.855%)(b)	190	164,865
3.75%, 07/28/26 (Call 06/28/26)	110	104,117
3.75%, 03/09/27 (Call 02/09/27)(a)	105	99,463
Security	Par (000)	Value

Diversified Financial Services (continued)
4.93%, 05/10/28 (Call 05/10/27), (1 day SOFR + 2.057%)(b)	$1,975	$1,895,941
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	1,225	1,169,948
Charles Schwab Corp. (The)
2.45%, 03/03/27 (Call 02/03/27)	95	87,406
3.00%, 03/10/25 (Call 12/10/24)	183	176,364
3.85%, 05/21/25 (Call 03/21/25)	212	208,553
4.20%, 03/24/25 (Call 02/24/25)	384	382,360
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	734	710,974
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	490	471,086
3.95%, 11/06/24 (Call 08/06/24)(a)	273	265,801
4.10%, 02/09/27 (Call 11/09/26)	185	174,031
4.50%, 01/30/26 (Call 11/30/25)(a)	5	4,840
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)(a)	1,330	1,248,311
Franklin Resources Inc., 2.85%, 03/30/25	565	540,767
Intercontinental Exchange Inc., 4.00%, 09/15/27 (Call 08/15/27)	265	259,475
Invesco Finance PLC
3.75%, 01/15/26(a)	533	514,409
4.00%, 01/30/24	863	853,205
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)(a)	2,390	2,359,145
Legg Mason Inc., 4.75%, 03/15/26(a)	480	486,298
Mastercard Inc., 2.00%, 03/03/25 (Call 02/03/25)(a)	325	309,150
Morgan Stanley Domestic Holdings Inc., 3.80%, 08/24/27 (Call 05/24/27)(a)	3,250	3,072,355
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	15	14,533
Nomura Holdings Inc.
1.65%, 07/14/26	2,440	2,129,754
1.85%, 07/16/25	1,525	1,392,477
2.33%, 01/22/27	2,815	2,478,495
2.65%, 01/16/25	380	359,533
ORIX Corp.
3.25%, 12/04/24	235	226,705
3.70%, 07/18/27	75	70,496
4.05%, 01/16/24(a)	130	128,393
5.00%, 09/13/27	5	4,966
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)(a)	25	23,802
4.88%, 03/15/27 (Call 09/15/26)	300	271,395
6.63%, 03/15/25 (Call 09/15/24)	760	753,403
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)(a)	260	237,266
4.25%, 08/15/24 (Call 05/15/24)	1,397	1,362,732
4.38%, 03/19/24 (Call 02/19/24)	500	492,075
4.50%, 07/23/25 (Call 04/23/25)	1,265	1,211,174
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	1,177	1,026,509
2.85%, 01/10/25 (Call 12/10/24)(a)	2,081	1,982,257
		58,890,490
Electric — 5.0%
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)(a)	4,228	4,055,878
3.20%, 04/15/25 (Call 03/15/25)(a)	7,956	7,618,188
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)	140	131,047
Connecticut Light & Power Co. (The)
Series A, 0.75%, 12/01/25 (Call 11/01/25)	160	142,774
Series A, 3.20%, 03/15/27 (Call 12/15/26)	275	259,837
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 01/03/23)	37	35,496

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Edison International
3.55%, 11/15/24 (Call 10/15/24)	$214	$205,922
4.95%, 04/15/25 (Call 03/15/25)(a)	348	344,217
5.75%, 06/15/27 (Call 04/15/27)(a)	610	617,271
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	1,300	1,234,376
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	2,780	2,551,679
4.20%, 06/27/24	15	14,797
Series H, 3.15%, 01/15/25 (Call 10/15/24)	403	387,323
Series L, 2.90%, 10/01/24 (Call 08/01/24)	1,662	1,598,312
Series N, 3.80%, 12/01/23 (Call 11/01/23)(a)	213	210,570
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	396	352,294
Series U, 1.40%, 08/15/26 (Call 07/15/26)	3,030	2,671,006
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)(d)	50	46,316
3.40%, 04/15/26 (Call 01/15/26)	247	236,466
3.95%, 06/15/25 (Call 03/15/25)(a)	1,239	1,214,455
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	4,641	4,457,077
3.13%, 12/01/25 (Call 06/01/25)	128	123,247
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)(a)	2,670	2,489,321
Iberdrola International BV, 5.81%, 03/15/25	835	854,639
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	3,135	2,940,066
3.65%, 06/15/24 (Call 03/15/24)	1,586	1,545,969
National Rural Utilities Cooperative Finance Corp.
5.25%, 04/20/46 (Call 04/20/26), (3 mo. LIBOR US + 3.630%)(a)(b)	15	13,448
5.45%, 10/30/25	50	50,789
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	1,635	1,457,881
3.55%, 05/01/27 (Call 02/01/27)	25	23,711
3.80%, 03/15/82 (Call 03/15/27)(b)	310	240,433
4.63%, 07/15/27 (Call 06/15/27)	25	24,819
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	380	358,389
Oncor Electric Delivery Co. LLC, 2.95%, 04/01/25 (Call 01/01/25)	2,460	2,360,911
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	150	128,030
5.45%, 06/15/27 (Call 05/15/27)	1,015	991,046
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)(a)	25	24,039
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	110	108,319
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	62	55,300
2.25%, 09/15/26 (Call 06/15/26)	60	54,853
3.00%, 05/15/25 (Call 02/15/25)	72	69,145
3.00%, 05/15/27 (Call 02/15/27)	10	9,367
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	805	721,312
2.88%, 06/15/24 (Call 05/15/24)(a)	1,899	1,834,035
5.85%, 11/15/27 (Call 10/15/27)	2,000	2,060,880
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	160	149,221
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	30	27,904
4.13%, 04/01/52 (Call 01/01/27)(b)	505	391,491
Southern California Edison Co.
5.85%, 11/01/27 (Call 10/01/27)	255	263,479
Series D, 4.70%, 06/01/27 (Call 05/01/27)	165	162,896
Security	Par (000)	Value

Electric (continued)
Series E, 3.70%, 08/01/25 (Call 06/01/25)	$395	$383,596
		48,303,837
Electrical Components & Equipment — 0.0%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)	134	129,700

Electronics — 1.2%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	725	679,876
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	479	461,368
3.55%, 10/01/27 (Call 07/01/27)	350	318,321
Amphenol Corp., 2.05%, 03/01/25 (Call 02/01/25)	225	211,885
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	205	198,342
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	2,085	1,965,050
4.75%, 06/15/25 (Call 03/15/25)	202	198,784
6.00%, 01/15/28 (Call 12/27/22)	200	198,146
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)(a)	60	56,562
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	55	48,354
1.35%, 06/01/25 (Call 05/01/25)	2,965	2,749,237
2.30%, 08/15/24 (Call 07/15/24)(a)	894	861,816
2.50%, 11/01/26 (Call 08/01/26)	200	187,030
3.35%, 12/01/23(a)	50	49,290
4.95%, 02/15/28(a)	500	510,195
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	10	9,219
Jabil Inc., 4.25%, 05/15/27 (Call 04/15/27)	30	28,618
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	924	916,294
4.60%, 04/06/27 (Call 01/06/27)	95	93,336
Legrand France SA, 8.50%, 02/15/25	375	405,386
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)(a)	810	803,520
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)	89	87,022
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)	853	720,154
		11,757,805
Entertainment — 0.2%
Magallanes Inc., 3.76%, 03/15/27 (Call 02/15/27)(d)	1,850	1,685,701

Environmental Control — 0.1%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)	260	249,597
3.20%, 03/15/25 (Call 12/15/24)(a)	293	281,517
Waste Management Inc., 3.13%, 03/01/25 (Call 12/01/24)	45	43,523
		574,637
Food — 3.2%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)(a)	348	335,475
3.95%, 03/15/25 (Call 01/15/25)	277	271,684
Conagra Brands Inc.
4.30%, 05/01/24 (Call 04/01/24)	953	941,554
4.60%, 11/01/25 (Call 09/01/25)	5	4,950
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)(a)	5,710	5,450,994
3.65%, 02/15/24 (Call 11/15/23)(a)	770	760,737
4.00%, 04/17/25 (Call 02/17/25)	1,283	1,264,538
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	270	247,161
3.20%, 08/21/25 (Call 05/21/25)(a)	15	14,496
Hormel Foods Corp., 0.65%, 06/03/24 (Call 01/03/23)	20	18,811
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	1,850	1,732,932
JM Smucker Co. (The), 3.50%, 03/15/25	212	206,024

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Kellogg Co.
2.65%, 12/01/23	$1,707	$1,668,917
3.25%, 04/01/26	8,947	8,559,416
3.40%, 11/15/27 (Call 08/15/27)	600	563,358
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	87	81,896
3.88%, 05/15/27 (Call 02/15/27)	70	67,544
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	490	450,996
3.50%, 02/01/26 (Call 11/01/25)(a)	330	316,945
3.70%, 08/01/27 (Call 05/01/27)	2,030	1,933,940
4.00%, 02/01/24 (Call 11/01/23)(a)	237	234,538
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	420	369,264
3.15%, 08/15/24 (Call 06/15/24)	1,052	1,018,252
3.40%, 08/15/27 (Call 05/15/27)	2,500	2,350,150
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	1,594	1,481,001
2.63%, 03/17/27 (Call 02/17/27)	90	82,085
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/15/24)	149	146,454
		30,574,112
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	230	226,407
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(a)	15	14,986
		241,393
Gas — 0.3%
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)	265	264,385
5.50%, 01/15/26 (Call 12/15/25)	1,354	1,356,830
ONE Gas Inc.
1.10%, 03/11/24 (Call 12/16/22)(a)	212	201,464
3.61%, 02/01/24 (Call 11/01/23)	91	89,529
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	18	16,646
3.15%, 09/15/24 (Call 06/15/24)	475	460,940
3.20%, 06/15/25 (Call 03/15/25)(a)	75	72,067
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	415	386,153
		2,848,014
Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc., 4.00%, 03/15/60 (Call 03/15/25)(a)(b)	394	338,828

Health Care - Products — 0.0%
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	32	31,068
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	390	371,424
		402,492
Health Care - Services — 1.6%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	306	298,329
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	1,485	1,337,955
2.38%, 01/15/25 (Call 12/15/24)	655	624,477
3.35%, 12/01/24 (Call 10/01/24)	433	420,499
3.50%, 08/15/24 (Call 05/15/24)	505	493,829
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(d)	1,185	1,078,836
4.50%, 02/15/27 (Call 08/15/26)	1,210	1,163,633
5.00%, 03/15/24(a)	2,073	2,064,895
5.25%, 04/15/25	537	537,134
5.25%, 06/15/26 (Call 12/15/25)	200	198,470
Security	Par (000)	Value

Health Care - Services (continued)
5.38%, 02/01/25	$310	$309,560
5.38%, 09/01/26 (Call 03/01/26)	262	261,104
5.88%, 02/15/26 (Call 08/15/25)	310	312,598
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	85	73,542
3.85%, 10/01/24 (Call 07/01/24)	299	293,845
3.95%, 03/15/27 (Call 12/15/26)	105	101,301
4.50%, 04/01/25 (Call 03/01/25)	587	581,318
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	267	236,776
2.30%, 12/01/24 (Call 11/01/24)	123	116,303
3.25%, 09/01/24 (Call 07/01/24)	321	309,787
3.60%, 02/01/25 (Call 11/01/24)	208	201,729
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)(a)	595	570,557
3.50%, 03/30/25 (Call 12/30/24)	470	456,088
4.25%, 04/01/24 (Call 01/01/24)	1,053	1,043,133
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	1,005	976,026
1.25%, 01/15/26	5	4,537
2.38%, 08/15/24	50	48,172
2.95%, 10/15/27	35	32,609
3.10%, 03/15/26	75	71,831
3.38%, 04/15/27	5	4,785
3.45%, 01/15/27	45	43,274
3.75%, 07/15/25	273	268,184
5.15%, 10/15/25	190	193,072
5.25%, 02/15/28	735	755,646
		15,483,834
Holding Companies - Diversified — 0.1%
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	590	543,290

Home Builders — 0.0%
Toll Brothers Finance Corp., 4.88%, 03/15/27 (Call 12/15/26)	65	61,011

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	25	24,429
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	300	277,539
Whirlpool Corp., 3.70%, 05/01/25(a)	2	1,949
		303,917
Household Products & Wares — 0.4%
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)(a)	4,000	3,447,240
2.75%, 02/15/26	180	170,697
3.05%, 08/15/25	440	423,179
		4,041,116
Insurance — 1.0%
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	91	86,072
4.13%, 02/15/24	26	25,693
Aon Corp., 8.21%, 01/01/27	500	518,290
Chubb INA Holdings Inc.
3.15%, 03/15/25	80	77,343
3.35%, 05/15/24	90	88,311
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)(a)	313	310,421
Lincoln National Corp., 3.35%, 03/09/25	25	24,128
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	15	13,553

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.06%, 02/24/32 (Call 02/24/27)(a)(b)	$20	$17,999
4.15%, 03/04/26	172	169,205
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	1,176	1,151,480
3.50%, 03/10/25 (Call 12/10/24)	486	473,704
3.75%, 03/14/26 (Call 12/14/25)	60	58,469
3.88%, 03/15/24 (Call 02/15/24)	1,069	1,055,413
MetLife Inc., 3.00%, 03/01/25	807	781,128
Principal Financial Group Inc., 3.40%, 05/15/25 (Call 02/15/25)(a)	51	49,345
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)(a)	35	31,638
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(b)	100	87,556
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(b)	413	393,073
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(b)	975	913,156
Swiss Re America Holding Corp., 7.00%, 02/15/26	3,155	3,337,643
Voya Financial Inc., 3.65%, 06/15/26	37	35,110
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	99	96,275
		9,795,005
Internet — 0.4%
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	985	903,048
1.20%, 06/03/27 (Call 04/03/27)	60	52,408
2.80%, 08/22/24 (Call 06/22/24)	62	60,286
3.15%, 08/22/27 (Call 05/22/27)	50	47,459
3.80%, 12/05/24 (Call 09/05/24)(a)	113	111,534
4.55%, 12/01/27 (Call 11/01/27)	500	503,100
4.60%, 12/01/25	500	501,875
4.70%, 11/29/24	100	100,162
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)	13	12,708
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	245	218,417
1.90%, 03/11/25 (Call 02/11/25)	378	354,779
3.45%, 08/01/24 (Call 05/01/24)	232	226,655
3.60%, 06/05/27 (Call 03/05/27)(a)	140	132,488
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)(a)	835	832,578
		4,057,497
Iron & Steel — 0.2%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	188	175,319
4.30%, 05/23/27 (Call 04/23/27)	100	97,721
Reliance Steel & Aluminum Co., 1.30%, 08/15/25 (Call 07/15/25)	153	137,868
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	214	200,989
2.80%, 12/15/24 (Call 11/15/24)	495	471,502
5.00%, 12/15/26 (Call 01/03/23)(a)	1,060	1,047,079
		2,130,478
Leisure Time — 0.0%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	380	361,642

Lodging — 0.2%
Hyatt Hotels Corp.
4.85%, 03/15/26 (Call 12/15/25)	342	336,579
5.63%, 04/23/25 (Call 03/23/25)	200	198,170
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	409	397,278
Security	Par (000)	Value

Lodging (continued)
3.75%, 10/01/25 (Call 07/01/25)	$97	$93,629
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	426	433,234
Series R, 3.13%, 06/15/26 (Call 03/15/26)	120	112,360
		1,571,250
Machinery — 1.0%
Caterpillar Financial Services Corp.
1.10%, 09/14/27	15	12,906
1.45%, 05/15/25	67	62,394
1.70%, 01/08/27(a)	50	44,951
2.15%, 11/08/24	81	77,343
2.85%, 05/17/24	530	516,310
3.25%, 12/01/24(a)	171	166,525
3.30%, 06/09/24	825	809,366
3.60%, 08/12/27	10	9,625
3.65%, 12/07/23(a)	96	94,964
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	42	41,332
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	1,845	1,628,858
1.88%, 01/15/26 (Call 12/15/25)	2,175	1,978,967
3.95%, 05/23/25	800	779,232
4.20%, 01/15/24(a)	1,171	1,157,557
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	175	168,381
John Deere Capital Corp.
1.70%, 01/11/27	5	4,483
1.75%, 03/09/27	20	17,907
2.05%, 01/09/25	37	35,216
2.35%, 03/08/27(a)	10	9,163
2.60%, 03/07/24(a)	86	83,898
2.65%, 06/24/24(a)	285	277,314
2.80%, 09/08/27	10	9,263
3.35%, 06/12/24	269	263,833
3.40%, 09/11/25	80	77,942
3.45%, 01/10/24	38	37,530
3.45%, 03/13/25	169	165,231
4.15%, 09/15/27	5	4,918
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	481	450,856
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	65	62,671
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	170	159,377
3.45%, 11/15/26 (Call 08/15/26)(a)	40	37,108
4.40%, 03/15/24 (Call 02/15/24)	232	228,012
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	333	314,076
		9,787,509
Manufacturing — 2.3%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)(a)	3,021	2,868,288
2.25%, 09/19/26 (Call 06/19/26)(a)	505	469,650
2.65%, 04/15/25 (Call 03/15/25)(a)	3,046	2,923,398
2.88%, 10/15/27 (Call 07/15/27)	1,715	1,597,488
3.00%, 08/07/25(a)	2,334	2,249,136
3.25%, 02/14/24 (Call 01/14/24)(a)	3,896	3,830,391
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	203	196,754
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)	184	181,763
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	316	303,746
3.30%, 11/21/24 (Call 08/21/24)	78	75,479
Teledyne Technologies Inc., 1.60%, 04/01/26 (Call 03/01/26)(a)	420	375,266
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	30	28,150

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.88%, 03/01/25 (Call 12/01/24)(a)	$181	$176,468
4.30%, 03/01/24 (Call 12/01/23)	20	19,793
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	1,780	1,686,087
3.55%, 11/01/24 (Call 08/01/24)	5,408	5,275,450
		22,257,307
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25 (Call 04/23/25)	103	101,291
Comcast Corp.
3.38%, 08/15/25 (Call 05/15/25)(a)	61	59,117
5.25%, 11/07/25	35	35,599
5.35%, 11/15/27 (Call 10/15/27)	175	180,222
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	133	126,408
3.80%, 03/13/24 (Call 01/13/24)	99	96,793
3.90%, 11/15/24 (Call 08/15/24)(a)	196	189,128
3.95%, 06/15/25 (Call 03/15/25)	105	100,423
4.90%, 03/11/26 (Call 12/11/25)	40	38,916
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	750	684,262
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	523	501,076
4.03%, 01/25/24 (Call 12/25/23)	87	85,791
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	1,045	944,168
4.00%, 01/15/26 (Call 10/15/25)	190	181,853
4.75%, 05/15/25 (Call 04/15/25)	264	261,627
TWDC Enterprises 18 Corp.
2.95%, 06/15/27(a)	25	23,488
3.15%, 09/17/25	343	330,076
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	220	209,275
3.35%, 03/24/25	766	746,000
3.70%, 09/15/24 (Call 06/15/24)	81	79,509
3.70%, 03/23/27	45	43,563
		5,018,585
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	30	29,310

Mining — 0.1%
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	20	19,069
5.95%, 03/15/24 (Call 12/15/23)	837	840,557
		859,626
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26 (Call 11/01/26)	1,370	1,218,547

Oil & Gas — 1.5%
BP Capital Markets America Inc., 3.80%, 09/21/25 (Call 07/21/25)(a)	193	189,887
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	5	4,729
Chevron Corp., 1.55%, 05/11/25 (Call 04/11/25)	1,486	1,389,588
Chevron USA Inc., 1.02%, 08/12/27 (Call 06/12/27)	5	4,328
ConocoPhillips Co., 3.35%, 11/15/24 (Call 08/15/24)(a)	236	230,180
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	615	629,083
EQT Corp.
5.68%, 10/01/25 (Call 10/04/23)(a)	30	30,004
6.13%, 02/01/25 (Call 01/01/25)	100	100,617
Security	Par (000)	Value

Oil & Gas (continued)
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)	$566	$544,158
2.99%, 03/19/25 (Call 02/19/25)	871	844,164
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	2,361	2,300,181
4.30%, 04/01/27 (Call 01/01/27)	3,335	3,205,969
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)(a)	30	29,012
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	275	268,659
4.70%, 05/01/25 (Call 04/01/25)	549	544,174
5.13%, 12/15/26 (Call 09/15/26)	130	130,241
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	1,735	1,723,879
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	359	321,696
3.85%, 04/09/25 (Call 03/09/25)	241	236,072
Shell International Finance BV
2.50%, 09/12/26	50	46,888
2.88%, 05/10/26	5	4,762
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)(a)	413	395,716
3.70%, 01/15/24	781	771,878
3.75%, 04/10/24(a)	613	605,374
Valero Energy Corp., 2.15%, 09/15/27 (Call 07/15/27)(a)	55	48,675
		14,599,914
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 2.06%, 12/15/26 (Call 11/15/26)	2,365	2,131,504
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	246	240,691
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	650	596,004
		2,968,199
Packaging & Containers — 0.2%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)(a)	1,085	1,027,647
Amcor Flexibles North America Inc., 4.00%, 05/17/25 (Call 04/17/25)	315	305,963
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	252	241,126
3.75%, 03/15/25 (Call 01/15/25)	240	232,776
4.65%, 03/15/26 (Call 01/15/26)	20	19,708
		1,827,220
Pharmaceuticals — 2.4%
AbbVie Inc., 3.60%, 05/14/25 (Call 02/14/25)	200	194,800
AmerisourceBergen Corp., 3.25%, 03/01/25 (Call 12/01/24)(a)	151	145,763
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 01/03/23)	505	475,230
1.20%, 05/28/26 (Call 04/28/26)(a)	2,355	2,106,383
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	3,542	3,139,239
3.13%, 06/12/27 (Call 03/12/27)	85	80,736
3.38%, 11/16/25	5,030	4,873,718
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	171	167,031
3.70%, 06/06/27 (Call 03/06/27)	5	4,781
3.73%, 12/15/24 (Call 09/15/24)	115	112,253
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (Call 06/26/24)	23	22,376
3.63%, 05/15/24 (Call 02/15/24)(a)	15	14,763
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	1,132	1,097,315
3.50%, 11/15/24 (Call 08/15/24)	726	703,160

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.75%, 09/15/25 (Call 06/15/25)	$665	$643,421
Cigna Corp.
1.25%, 03/15/26 (Call 02/15/26)	297	266,320
3.05%, 10/15/27 (Call 07/15/27)	1,325	1,224,949
3.25%, 04/15/25 (Call 01/15/25)	270	261,225
3.40%, 03/01/27 (Call 12/01/26)(a)	200	189,168
3.50%, 06/15/24 (Call 03/17/24)	483	472,925
4.13%, 11/15/25 (Call 09/15/25)	306	300,217
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	15	12,874
2.63%, 08/15/24 (Call 07/15/24)	300	290,016
3.63%, 04/01/27 (Call 02/01/27)	60	57,541
3.88%, 07/20/25 (Call 04/20/25)(a)	354	348,003
4.10%, 03/25/25 (Call 01/25/25)	726	718,798
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)	262	251,316
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25	365	358,335
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)	440	429,783
Johnson & Johnson, 0.55%, 09/01/25 (Call 08/01/25)(a)	67	60,910
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	655	645,044
Merck & Co. Inc.
1.70%, 06/10/27 (Call 05/10/27)	5	4,480
2.75%, 02/10/25 (Call 11/10/24)	235	226,540
2.90%, 03/07/24 (Call 02/07/24)	54	52,917
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	78	73,946
2.00%, 02/14/27 (Call 12/14/26)	5	4,581
3.10%, 05/17/27 (Call 02/17/27)	10	9,575
3.40%, 05/06/24	72	70,882
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	25	23,566
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	150	140,641
Viatris Inc., 2.30%, 06/22/27 (Call 04/22/27)	915	787,568
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	1,950	1,803,867
4.50%, 11/13/25 (Call 08/13/25)	145	144,181
		23,011,137
Pipelines — 2.5%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	207	205,224
5.95%, 06/01/26 (Call 03/01/26)	65	66,299
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)(a)	2,280	2,283,602
5.88%, 03/31/25 (Call 10/02/24)(a)	1,164	1,169,971
7.00%, 06/30/24 (Call 01/01/24)	785	796,280
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	331	327,081
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)(a)	240	211,157
2.50%, 01/15/25 (Call 12/15/24)	499	473,875
2.50%, 02/14/25	70	66,340
3.50%, 06/10/24 (Call 03/10/24)	379	369,464
3.70%, 07/15/27 (Call 04/15/27)	5	4,719
4.25%, 12/01/26 (Call 09/01/26)	150	145,592
Energy Transfer LP, 4.40%, 03/15/27 (Call 12/15/26)(a)	115	110,093
Enterprise Products Operating LLC, Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(b)	400	325,704
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)	91	89,813
4.25%, 09/01/24 (Call 06/01/24)	200	197,082
4.30%, 05/01/24 (Call 02/01/24)	296	292,188
Security	Par (000)	Value

Pipelines (continued)
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)(a)	$80	$70,842
4.30%, 06/01/25 (Call 03/01/25)	198	195,080
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	281	273,025
4.13%, 03/01/27 (Call 12/01/26)	50	47,734
4.88%, 12/01/24 (Call 09/01/24)	529	525,138
4.88%, 06/01/25 (Call 03/01/25)	498	491,715
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	750	689,108
2.75%, 09/01/24 (Call 08/01/24)	1,290	1,239,032
4.00%, 07/13/27 (Call 04/13/27)	1,150	1,083,036
5.85%, 01/15/26 (Call 12/15/25)(a)	5,093	5,172,145
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	1,186	1,171,460
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	65	64,195
5.63%, 03/01/25 (Call 12/01/24)	1,282	1,286,526
5.75%, 05/15/24 (Call 02/15/24)	830	831,569
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	280	262,382
3.50%, 03/15/25 (Call 12/15/24)(a)	538	518,993
4.75%, 03/15/24 (Call 12/15/23)	542	539,035
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	561	551,356
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27(a)	800	856,912
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	35	33,122
3.90%, 01/15/25 (Call 10/15/24)	457	446,594
4.00%, 09/15/25 (Call 06/15/25)	225	219,353
4.30%, 03/04/24 (Call 12/04/23)	67	66,301
4.55%, 06/24/24 (Call 03/24/24)	248	245,490
		24,014,627
Real Estate — 0.4%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)(a)	385	377,720
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	2,955	2,957,955
		3,335,675
Real Estate Investment Trusts — 3.9%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	289	279,405
3.95%, 01/15/27 (Call 10/15/26)	5	4,805
American Tower Corp.
0.60%, 01/15/24	7	6,662
1.30%, 09/15/25 (Call 08/15/25)(a)	168	151,440
1.45%, 09/15/26 (Call 08/15/26)	1,330	1,157,166
1.60%, 04/15/26 (Call 03/15/26)	310	275,339
2.40%, 03/15/25 (Call 02/15/25)	844	793,301
2.75%, 01/15/27 (Call 11/15/26)	1,225	1,110,364
2.95%, 01/15/25 (Call 12/15/24)	245	233,992
3.13%, 01/15/27 (Call 10/15/26)(a)	885	814,111
3.38%, 05/15/24 (Call 04/15/24)	589	573,839
3.38%, 10/15/26 (Call 07/15/26)	625	583,162
3.55%, 07/15/27 (Call 04/15/27)	95	88,363
3.65%, 03/15/27 (Call 02/15/27)	320	299,840
4.00%, 06/01/25 (Call 03/01/25)	240	232,997
4.40%, 02/15/26 (Call 11/15/25)	345	337,072
5.00%, 02/15/24	1,728	1,725,996
AvalonBay Communities Inc., 3.35%, 05/15/27 (Call 02/15/27)	5	4,664
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	85	77,162

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.20%, 01/15/25 (Call 10/15/24)	$651	$624,556
3.65%, 02/01/26 (Call 11/03/25)	100	95,138
3.80%, 02/01/24 (Call 11/01/23)	667	654,227
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 07/01/24)(a)	178	172,119
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	396	383,966
3.85%, 02/01/25 (Call 11/01/24)	545	524,791
3.90%, 03/15/27 (Call 12/15/26)	95	88,167
Corporate Office Properties LP, 2.25%, 03/15/26 (Call 02/15/26)(a)	315	278,955
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	65	56,361
3.20%, 09/01/24 (Call 07/01/24)	420	407,539
3.65%, 09/01/27 (Call 06/01/27)	75	70,119
3.70%, 06/15/26 (Call 03/15/26)	185	176,170
4.00%, 03/01/27 (Call 12/01/26)	60	57,344
4.45%, 02/15/26 (Call 11/15/25)	45	43,988
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	305	277,449
2.90%, 03/15/27 (Call 02/15/27)	1,730	1,582,085
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)	1,120	1,046,517
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)	600	523,338
4.75%, 12/15/26 (Call 09/15/26)	500	450,380
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,538	1,373,065
1.25%, 07/15/25 (Call 06/15/25)	993	897,712
1.45%, 05/15/26 (Call 04/15/26)	919	808,784
1.80%, 07/15/27 (Call 05/15/27)	190	163,552
2.63%, 11/18/24 (Call 10/18/24)	1,722	1,640,257
2.90%, 11/18/26 (Call 09/18/26)	220	201,304
ERP Operating LP, 3.38%, 06/01/25 (Call 03/01/25)	46	44,293
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)	97	95,682
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	52	51,093
5.38%, 04/15/26 (Call 01/15/26)	5	4,859
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)(a)	885	764,074
3.25%, 07/15/26 (Call 05/15/26)	190	179,755
3.40%, 02/01/25 (Call 11/01/24)(a)	109	105,225
4.00%, 06/01/25 (Call 03/01/25)(a)	393	383,136
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	479	466,532
Series E, 4.00%, 06/15/25 (Call 03/15/25)	520	497,640
Series F, 4.50%, 02/01/26 (Call 11/01/25)(a)	1,387	1,337,692
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	584	557,235
4.38%, 10/01/25 (Call 07/01/25)(a)	168	162,043
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	105	101,668
3.30%, 02/01/25 (Call 12/01/24)	468	450,366
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	390	348,796
Omega Healthcare Investors Inc., 4.50%, 04/01/27 (Call 01/01/27)	500	466,675
Piedmont Operating Partnership LP, 4.45%, 03/15/24 (Call 12/15/23)(a)	68	66,909
Prologis LP, 2.13%, 04/15/27 (Call 02/15/27)	5	4,510
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	$182	$178,449
3.88%, 04/15/25 (Call 02/15/25)(a)	538	526,417
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	150	141,924
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)	385	370,609
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	549	518,882
4.25%, 02/01/26 (Call 11/01/25)	245	232,275
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	905	855,325
3.25%, 10/15/26 (Call 07/15/26)	315	291,366
3.50%, 04/15/24 (Call 03/15/24)	459	446,341
3.50%, 02/01/25 (Call 11/01/24)	593	568,942
3.75%, 05/01/24 (Call 02/01/24)	509	495,949
3.85%, 04/01/27 (Call 01/01/27)	1,075	1,016,251
4.13%, 01/15/26 (Call 10/15/25)	180	174,141
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	2,325	2,118,052
3.63%, 03/15/24 (Call 02/15/24)	1,105	1,082,977
4.00%, 06/01/25 (Call 03/01/25)	683	666,676
4.25%, 04/01/26 (Call 01/01/26)(a)	170	165,752
4.50%, 01/15/24 (Call 10/15/23)	205	203,198
WP Carey Inc., 4.00%, 02/01/25 (Call 11/01/24)	135	131,431
		37,620,703
Retail — 3.3%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	351	335,988
AutoZone Inc., 3.63%, 04/15/25 (Call 03/15/25)	1,156	1,122,719
Costco Wholesale Corp., 1.38%, 06/20/27 (Call 04/20/27)	10	8,863
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	304	297,792
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	125	115,235
2.50%, 04/15/27 (Call 02/15/27)	2,555	2,372,445
2.70%, 04/15/25 (Call 03/15/25)	32	30,786
2.80%, 09/14/27 (Call 06/14/27)	715	669,555
2.88%, 04/15/27 (Call 03/15/27)(a)	1,115	1,047,632
3.00%, 04/01/26 (Call 01/01/26)	600	574,896
3.35%, 09/15/25 (Call 06/15/25)	716	696,217
3.75%, 02/15/24 (Call 11/15/23)	1,204	1,193,007
Lowe's Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	550	515,806
3.10%, 05/03/27 (Call 02/03/27)(a)	765	718,679
3.13%, 09/15/24 (Call 06/15/24)(a)	543	527,774
3.35%, 04/01/27 (Call 03/01/27)	2,435	2,313,810
3.38%, 09/15/25 (Call 06/15/25)	460	443,629
4.00%, 04/15/25 (Call 03/15/25)	1,136	1,119,119
4.40%, 09/08/25	25	24,822
McDonald's Corp.
3.30%, 07/01/25 (Call 06/01/25)(a)	37	35,998
3.38%, 05/26/25 (Call 02/26/25)	22	21,447
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	791	788,303
Starbucks Corp., 3.80%, 08/15/25 (Call 06/15/25)	8	7,894
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	1,500	1,372,395
2.25%, 04/15/25 (Call 03/15/25)	6,391	6,084,424
2.50%, 04/15/26	7,132	6,722,837
3.50%, 07/01/24	1,655	1,627,957
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	655	627,628
		31,417,657

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors — 1.9%
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	$70	$67,302
3.90%, 10/01/25 (Call 07/01/25)	2,023	1,995,993
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	1,475	1,391,854
2.88%, 05/11/24 (Call 03/11/24)	789	770,387
3.15%, 05/11/27 (Call 02/11/27)	230	218,357
3.40%, 03/25/25 (Call 02/25/25)	660	644,378
3.70%, 07/29/25 (Call 04/29/25)(a)	532	522,227
3.75%, 03/25/27 (Call 01/25/27)(a)	832	810,435
3.75%, 08/05/27 (Call 07/05/27)	665	642,922
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	57	55,814
3.80%, 03/15/25 (Call 12/15/24)	325	319,930
Micron Technology Inc., 4.19%, 02/15/27 (Call 12/15/26)	10	9,566
NVIDIA Corp.
0.58%, 06/14/24 (Call 06/14/23)	315	295,429
3.20%, 09/16/26 (Call 06/16/26)	1,455	1,399,099
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)	962	959,162
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)	236	221,210
3.15%, 05/01/27 (Call 03/01/27)	150	136,219
3.88%, 06/18/26 (Call 04/18/26)	25	23,793
4.40%, 06/01/27 (Call 05/01/27)	440	422,985
QUALCOMM Inc., 3.25%, 05/20/27 (Call 02/20/27)	95	90,816
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	12	10,522
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	350	311,076
1.38%, 03/12/25 (Call 02/12/25)	2,727	2,551,572
2.63%, 05/15/24 (Call 03/15/24)	1,852	1,801,737
4.60%, 02/15/28 (Call 01/15/28)	135	135,274
4.70%, 11/18/24	500	500,605
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	260	231,104
3.88%, 04/22/27 (Call 03/22/27)	1,460	1,407,966
		17,947,734
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25 (Call 04/01/25)	415	400,272

Software — 4.8%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	564	535,586
2.15%, 02/01/27 (Call 12/01/26)	10,365	9,530,721
3.25%, 02/01/25 (Call 11/01/24)	1,022	999,250
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	45	42,332
4.38%, 06/15/25 (Call 03/15/25)	429	424,804
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	985	973,013
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	90	90,378
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)(a)	250	220,887
4.70%, 07/15/27 (Call 06/15/27)(a)	895	879,346
Fiserv Inc.
3.20%, 07/01/26 (Call 05/01/26)	5	4,711
3.85%, 06/01/25 (Call 03/01/25)	132	128,241
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)(a)	4,616	4,222,809
1.35%, 07/15/27 (Call 05/15/27)(a)	205	178,243
Security	Par (000)	Value

Software (continued)
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	$3,965	$3,729,598
2.70%, 02/12/25 (Call 11/12/24)	2,196	2,128,209
2.88%, 02/06/24 (Call 12/06/23)	2,461	2,417,022
3.13%, 11/03/25 (Call 08/03/25)	3,270	3,182,658
3.30%, 02/06/27 (Call 11/06/26)	7,675	7,425,562
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	170	152,597
2.50%, 04/01/25 (Call 03/01/25)	825	780,681
2.65%, 07/15/26 (Call 04/15/26)	122	112,488
2.80%, 04/01/27 (Call 02/01/27)	1,235	1,128,876
2.95%, 05/15/25 (Call 02/15/25)(a)	217	206,847
5.80%, 11/10/25(a)	60	61,462
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	341	306,961
2.35%, 09/15/24 (Call 08/15/24)	540	517,239
3.80%, 12/15/26 (Call 09/15/26)	85	81,960
Take-Two Interactive Software Inc., 3.70%, 04/14/27 (Call 03/14/27)	725	688,605
VMware Inc.
1.00%, 08/15/24 (Call 01/03/23)	230	213,859
1.40%, 08/15/26 (Call 07/15/26)	3,517	3,094,714
4.50%, 05/15/25 (Call 04/15/25)	1,176	1,164,699
4.65%, 05/15/27 (Call 03/15/27)	20	19,507
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	745	704,472
		46,348,337
Telecommunications — 1.4%
AT&T Inc.
2.30%, 06/01/27 (Call 04/01/27)	50	45,084
3.80%, 02/15/27 (Call 11/15/26)	50	48,285
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	1,204	1,194,982
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	10	9,479
2.95%, 02/28/26	150	144,183
3.50%, 06/15/25(a)	2,179	2,133,524
Motorola Solutions Inc., 4.00%, 09/01/24	120	117,818
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)(a)	600	551,250
3.20%, 03/15/27 (Call 02/15/27)(a)(d)	1,050	980,049
3.63%, 12/15/25 (Call 09/15/25)	1,440	1,370,822
Telefonica Emisiones SA, 4.10%, 03/08/27	5	4,764
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	60	55,832
3.70%, 09/15/27 (Call 06/15/27)	60	57,249
T-Mobile USA Inc.
3.50%, 04/15/25 (Call 03/15/25)	726	703,218
3.75%, 04/15/27 (Call 02/15/27)	70	66,327
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	28	25,340
2.63%, 08/15/26	710	661,138
3.00%, 03/22/27 (Call 01/22/27)	2,705	2,537,317
3.38%, 02/15/25	261	254,937
3.50%, 11/01/24 (Call 08/01/24)(a)	124	121,498
4.13%, 03/16/27(a)	230	225,697
Vodafone Group PLC
3.75%, 01/16/24	213	210,746
4.13%, 05/30/25	1,988	1,963,746
		13,483,285

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Toys, Games & Hobbies — 0.5%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	$1,926	$1,851,368
3.50%, 09/15/27 (Call 06/15/27)(a)	500	465,525
3.55%, 11/19/26 (Call 09/19/26)	2,225	2,096,595
		4,413,488
Transportation — 1.7%
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)(a)	52	49,152
2.95%, 11/21/24 (Call 08/21/24)	274	264,202
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	5	4,474
2.90%, 02/01/25 (Call 11/01/24)	100	95,807
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)	107	104,613
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	70	65,894
3.65%, 08/01/25 (Call 06/01/25)	95	92,284
3.85%, 01/15/24 (Call 10/15/23)	96	94,883
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	3,665	3,246,200
2.50%, 09/01/24 (Call 08/01/24)	3,118	2,970,394
2.85%, 03/01/27 (Call 02/01/27)	580	527,423
2.90%, 12/01/26 (Call 10/01/26)	825	755,815
3.35%, 09/01/25 (Call 08/01/25)	1,681	1,599,505
3.65%, 03/18/24 (Call 02/18/24)	2,569	2,514,845
3.88%, 12/01/23 (Call 11/01/23)	1,264	1,246,380
4.30%, 06/15/27 (Call 05/15/27)	525	501,244
4.63%, 06/01/25 (Call 05/01/25)	792	778,639
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	10	9,146
3.00%, 04/15/27 (Call 01/15/27)	10	9,392
3.25%, 01/15/25 (Call 10/15/24)(a)	37	36,075
3.25%, 08/15/25 (Call 05/15/25)	147	142,033
3.75%, 07/15/25 (Call 05/15/25)(a)	60	58,939
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	287	275,569
2.40%, 11/15/26 (Call 08/15/26)	100	93,409
2.80%, 11/15/24 (Call 09/15/24)	85	82,264
3.90%, 04/01/25 (Call 03/01/25)(a)	206	203,351
		15,821,932
Trucking & Leasing — 0.1%
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)(a)	188	178,839
3.25%, 09/15/26 (Call 06/15/26)	45	41,752
3.85%, 03/30/27 (Call 12/30/26)	765	721,984
Security	Par Shares (000)	Value

Trucking & Leasing (continued)
4.35%, 02/15/24 (Call 01/15/24)	$135	$133,403
		1,075,978
Venture Capital — 0.1%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)(a)	55	46,459
3.38%, 01/20/27 (Call 12/20/26)	1,140	972,374
		1,018,833
Water — 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)(a)	352	342,527
3.85%, 03/01/24 (Call 12/01/23)	110	108,336
		450,863
Total Long-Term Investments — 99.0%
(Cost: $1,017,032,570)		950,380,983

Short-Term Securities

Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(e)(f)(g)	41,145	41,148,773
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(f)	1,840	1,840,000

Total Short-Term Securities — 4.5%
(Cost: $42,973,861)		42,988,773

Total Investments — 103.5%
(Cost: $1,060,006,431)		993,369,756

Liabilities in Excess of Other Assets — (3.5)%		(33,846,016)

Net Assets — 100.0%		$959,523,740

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$29,636,964	$11,511,843	(a)	$—		$(12,097)	$12,063	$41,148,773	41,145	$61,004	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,760,000	—		(920,000	)(a)	—	—	1,840,000	1,840	56,189		—
						$(12,097)	$12,063	$42,988,773		$117,193		$—

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
November 30, 2022

Affiliates (continued)

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$950,380,983	$—	$950,380,983
Money Market Funds	42,988,773	—	—	42,988,773
	$42,988,773	$950,380,983	$—	$993,369,756

Portfolio Abbreviation

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate